Financial Instruments (Details Narrative)	12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2017 CAD ($)	Aug. 31, 2018 CAD ($)	Oct. 31, 2017 USD ($)	Aug. 31, 2017 CAD ($)
Reserve Quantities [Line Items]
Current assets			$ 33,043		$ 42,047
Current liabilities			$ 832,631		$ 529,823
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Cash and trade accounts receivable	$ 1,079,551			$ 484,949
Allowance for doubtful accounts	106,443	$ 0
Current assets	2,869,694			1,885,922
Current liabilities	3,321,239			2,147,549
Working capital deficit	451,545			766,942
Grown Rogue Unlimited LLC [Member] | Liquidity risk [member]
Reserve Quantities [Line Items]
Current assets	2,869,694			2,914,491
Current liabilities	$ 3,321,239			$ 2,147,549